Income Taxes (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in valuation allowance	$ 6,104	$ 3,777
State Jurisdiction [Member]
Net operating loss carryforwards	31,084
US Federal [Member]
Net operating loss carryforwards	$ 31,346